Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	2024	2023
	(in € millions)
Trade payables	933	662
Value added tax and sales taxes payable	335	291
Other current liabilities	74	25
Total	1,342	978
Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.